ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Accrued Expenses and Other Liabilities
	As of December 31,
	2013	2014
	US$	US$

Payroll and welfare benefit	25,692	22,404
Other taxes and surcharges payable	37,375	45,705
Accrued unrecognized tax benefits and related interest and penalties (Note 18)	34,045	75,483
Amounts payable to employees	6,524	2,391
Amounts payable to sales and marketing agents (Note 2)	26,714	61,463
Refundable rental deposits	1,212	1,221
Accrued rental expenses	775	759
Others	10,955	12,475

	143,292	221,901